Expense Example	Dec. 23, 2025 USD ($)
Blue Current Global Dividend Fund | Blue Current Global Dividend Fund Institutional Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 103
Expense Example, with Redemption, 3 Years	407
Expense Example, with Redemption, 5 Years	733
Expense Example, with Redemption, 10 Years	1,656
Marshfield Concentrated Opportunity Fund | Marshfield Concentrated Opportunity Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	104
Expense Example, with Redemption, 3 Years	342
Expense Example, with Redemption, 5 Years	598
Expense Example, with Redemption, 10 Years	1,333
Meehan Focus Fund | Meehan Focus Fund
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	103
Expense Example, with Redemption, 3 Years	332
Expense Example, with Redemption, 5 Years	580
Expense Example, with Redemption, 10 Years	$ 1,290